DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 09, 2021 USD ($) $ / shares shares	Nov. 18, 2020 Day	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares						$ 10
Sale of Private Placement Warrants (in shares) | shares				27,591,664
Price of warrant | $ / shares				$ 18
Proceeds from sale of Private Placement Warrants				$ 42,247,000	$ 2,519,000	$ 16,759,000	$ 0
Deferred underwriting fee payable						$ 12,075,000
Redemption period upon closure						10 days
Cash			$ 12,336,000	$ 76,654,000		$ 27,325,000	$ 12,336,000
Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares						19,300,000
Proceeds from sale of Private Placement Warrants						$ 11,700,000
Transaction Costs						19,531,321
Underwriting fees						6,900,000
Deferred underwriting fee payable						12,075,000
Other offering costs						556,321
Payments for investment of cash in Trust Account			$ 0			$ 345,000,000
Condition for future business combination number of businesses minimum | Day		1				1
Condition for future business combination use of proceeds percentage						80
Condition for future business combination threshold Percentage Ownership						50
Condition for future business combination threshold Net Tangible Assets						$ 5,000,001
Redemption limit percentage without prior consent						15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%
Maximum Allowed Dissolution Expenses						$ 100,000
Cash						1,552,520
Working Capital						$ 137,483
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				7,800,000
IPO [Member] | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	34,500,000
Shares Issued, Price Per Share | $ / shares	$ 10
Proceeds from Issuance Initial Public Offering	$ 345,000,000
Payments for investment of cash in Trust Account	$ 345,000,000
Private Placement [Member] | Private Placement Warrants | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	7,800,000					7,800,000
Price of warrant | $ / shares	$ 1.5					$ 1.5
Proceeds from sale of Private Placement Warrants	$ 11,700,000,000					$ 11,700,000
Over-Allotment Option [Member] | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	4,500,000